OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2016
Other Receivables [Abstract]
OTHER RECEIVABLES
OTHER RECEIVABLES

(in thousands of $)	2016	2015
Agent receivables	2,070	2,496
Advances	486	282
Claims receivables	420	927
Other receivables	8,011	11,287
	10,987	14,992

Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2016 and December 31, 2015.